Federated Hermes Conservative Microshort Fund
A Portfolio of Federated Hermes Adviser Series
INSTITUTIONAL SHARES (TICKER FHCOX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED OCTOBER 31, 2021
Please make the following changes, effective June 28, 2022.
Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT”:
Please update the information for Nicholas S. Tripodes to read as follows:
“Nicholas S. Tripodes, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since its inception January of 2021.”
Please add Daniel Mastalski as a portfolio manager of the Fund immediately following Nicholas S. Tripodes:
”Daniel Mastalski, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June of 2022.”
In addition to Mr. Tripodes and the addition of Mr. Mastalski, Randall S. Bauer, CFA, Senior Portfolio Manager, Paige M. Wilhelm, Senior Portfolio Manager, and Mark F. Weiss, CFA, Senior Portfolio Manager, will continue to manage the Fund’s portfolio as currently described in the Prospectus.
June 27, 2022

Federated Hermes Conservative Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455751 (6/22)
© 2022 Federated Hermes, Inc.